Matthews Emerging Markets Equity Active ETF Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Matthews Emerging Markets Equity Active ETF | ETF
Prospectus [Line Items]
Annual Return [Percent]	27.53%	10.79%	7.51%